Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Macroeconomic Variables impacted in Determining ECLs) (Details)	6 Months Ended
Apr. 30, 2026 $ / shares
Base Forecast [Member] | Average Q2 2026 - Q1 2027 [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	4.16%
U.S. 10-year BBB spread	1.38%
Exchange rate (U.S. dollar/Canadian dollar)	0.74
Base Forecast [Member] | Average Q2 2026 - Q1 2027 [Member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.60%
Real GDP	1.30%
Home prices	0.00%
Central bank policy interest rate	2.25%
Base Forecast [Member] | Average Q2 2026 - Q1 2027 [Member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.30%
Real GDP	2.30%
Home prices	2.80%
Central bank policy interest rate	3.44%
Base Forecast [Member] | Remaining 4 year period [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	4.10%
U.S. 10-year BBB spread	1.60%
Exchange rate (U.S. dollar/Canadian dollar)	0.75
Base Forecast [Member] | Remaining 4 year period [Member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.00%
Real GDP	1.80%
Home prices	3.70%
Central bank policy interest rate	2.25%
Base Forecast [Member] | Remaining 4 year period [Member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.00%
Real GDP	2.00%
Home prices	3.50%
Central bank policy interest rate	3.25%
Upside Scenario [Member] | Average Q2 2026 - Q1 2027 [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	4.47%
U.S. 10-year BBB spread	1.18%
Exchange rate (U.S. dollar/Canadian dollar)	0.75
Upside Scenario [Member] | Average Q2 2026 - Q1 2027 [Member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.10%
Real GDP	1.70%
Home prices	2.40%
Central bank policy interest rate	2.50%
Upside Scenario [Member] | Average Q2 2026 - Q1 2027 [Member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.10%
Real GDP	2.60%
Home prices	3.20%
Central bank policy interest rate	3.75%
Upside Scenario [Member] | Remaining 4 year period [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	4.57%
U.S. 10-year BBB spread	1.52%
Exchange rate (U.S. dollar/Canadian dollar)	0.76
Upside Scenario [Member] | Remaining 4 year period [Member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.60%
Real GDP	1.90%
Home prices	4.30%
Central bank policy interest rate	2.50%
Upside Scenario [Member] | Remaining 4 year period [Member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.80%
Real GDP	2.40%
Home prices	4.10%
Central bank policy interest rate	3.75%
Downside Scenario [Member] | Average Q2 2026 - Q1 2027 [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	3.67%
U.S. 10-year BBB spread	2.21%
Exchange rate (U.S. dollar/Canadian dollar)	0.69
Downside Scenario [Member] | Average Q2 2026 - Q1 2027 [Member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.60%
Real GDP	(0.70%)
Home prices	(6.30%)
Central bank policy interest rate	1.13%
Downside Scenario [Member] | Average Q2 2026 - Q1 2027 [Member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.50%
Real GDP	(0.20%)
Home prices	(6.10%)
Central bank policy interest rate	2.06%
Downside Scenario [Member] | Remaining 4 year period [Member]
Disclosure of detailed information about financial instruments [line items]
U.S. 10-year treasury yield	3.68%
U.S. 10-year BBB spread	1.90%
Exchange rate (U.S. dollar/Canadian dollar)	0.71
Downside Scenario [Member] | Remaining 4 year period [Member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.20%
Real GDP	2.10%
Home prices	3.00%
Central bank policy interest rate	1.42%
Downside Scenario [Member] | Remaining 4 year period [Member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.40%
Real GDP	2.50%
Home prices	4.40%
Central bank policy interest rate	2.30%